Impaired Loans Not Covered by Loss Sharing (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Recorded Investment		$ 20,149,236
Unpaid Principal Balance		20,438,431
Related Allowance		1,229,613
Average Investment in Impaired Loans		21,249,865
Interest Income Recognized		632,715
Residential Real Estate 1-4 Family
Financing Receivable, Impaired [Line Items]
Recorded Investment		5,854,706
Unpaid Principal Balance		5,934,610
Average Investment in Impaired Loans		5,970,816
Interest Income Recognized		111,556
Commercial Real Estate Other Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment		10,226,833
Unpaid Principal Balance		10,430,029
Related Allowance		1,162,795
Average Investment in Impaired Loans		10,393,922
Interest Income Recognized		354,313
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment		2,490,107
Unpaid Principal Balance		2,496,202
Related Allowance		66,818
Average Investment in Impaired Loans		3,291,219
Interest Income Recognized		88,665
Real Estate Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment		1,577,590
Unpaid Principal Balance		1,577,590
Average Investment in Impaired Loans		1,593,908
Interest Income Recognized		78,181
With No Related Allowance Recorded
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,823,851	17,203,313
Unpaid Principal Balance	19,942,187	17,491,758
Related Allowance
Average Investment in Impaired Loans	19,498,554	18,225,197
Interest Income Recognized	695,709	568,858
With No Related Allowance Recorded | Residential Real Estate 1-4 Family
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,500,824	5,854,706
Unpaid Principal Balance	2,982,895	5,934,610
Related Allowance
Average Investment in Impaired Loans	2,867,188	5,970,816
Interest Income Recognized	31,122	111,556
With No Related Allowance Recorded | Commercial Real Estate Other Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,469,240	7,345,478
Unpaid Principal Balance	14,063,513	7,548,674
Related Allowance
Average Investment in Impaired Loans	13,689,972	7,443,685
Interest Income Recognized	568,615	290,456
With No Related Allowance Recorded | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,847,862	2,425,539
Unpaid Principal Balance	2,860,935	2,430,884
Related Allowance
Average Investment in Impaired Loans	2,908,659	3,216,788
Interest Income Recognized	95,676	88,665
With No Related Allowance Recorded | Real Estate Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,925	1,577,590
Unpaid Principal Balance	34,844	1,577,590
Related Allowance
Average Investment in Impaired Loans	32,735	1,593,908
Interest Income Recognized	296	78,181
With An Allowance Recorded
Financing Receivable, Impaired [Line Items]
Recorded Investment		2,945,923
Unpaid Principal Balance		2,946,673
Related Allowance		1,229,613
Average Investment in Impaired Loans		3,024,668
Interest Income Recognized		63,857
With An Allowance Recorded | Commercial Real Estate Other Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment		2,881,355
Unpaid Principal Balance		2,881,355
Related Allowance		1,162,795
Average Investment in Impaired Loans		2,950,237
Interest Income Recognized		63,857
With An Allowance Recorded | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment		64,568
Unpaid Principal Balance		63,318
Related Allowance		66,818
Average Investment in Impaired Loans		$ 74,431